Risk management arising from financial instruments - Interest rate risk (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Debt Instrument [Line Items]
Basis spread on variable rate	7.65%
Percentage of possible increase in interest rate	1.00%
Amount of increase in interest expense	$ 51,667